Income tax expense - Deferred tax assets and deferred tax liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Deferred tax assets:
Net operating tax loss carry forwards		¥ 601	¥ 5,013
Inventory provisions			652
Product warranty		1,360	344
Accrued expenses and others		6,698	2,547
Total deferred tax assets		8,659	8,556
Deferred tax liabilities:
Accelerated depreciation of property, equipment and leasehold improvement		(6,781)	(6,308)
Recharge of cost and expense to related parties			(12,718)
Unrealized investment income of short-term investments		(1,088)
Total deferred tax liabilities		(7,869)	(19,026)
Presentation in the consolidated balance sheet
Deferred tax assets	$ 920	6,000	104
Deferred tax liabilities	$ (798)	(5,210)	(10,574)
Net deferred tax assets/(liabilities)		¥ 790	¥ (10,470)